UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-00747

AMERITOR INVESTMENT FUND
(Exact name of registrant as specified in charter)

4400 MacArthur Blvd. N.W.
Washington, D. C. 20007-2521
(Address of principal executive offices) (Zip code)

JEROME KINNEY
4400 MacArthur Blvd. N.W.
Washington, D. C. 20007-2521
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 424-8570

Date of fiscal year end: 6/30/05
Date of reporting period: 07/01/04 - 06/30/05

Item 1.  Proxy Voting Record

Ameritor Investment Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Investors Financial Services Corp.	IFIN	461915100	4/14/05	Election of Nominees	Management	Y	For	For Management
	IFIN			To approve 2005 Equity Incentive Plan	Management	Yes	For	For Management
				To ratify section of Deloitte & Touche as company’s accounting firm for 2005.	Management	Yes	For	For Management
Doral Financial Corp	DRL	25811P100	4/20/05	Election of Nominees	Management	Yes	For	For Management
				To appoint Price Waterhouse Coopers as public accounting firm	Management	Yes	For	For Management
Orbital Sciences Corp	ORB	685564106	4/28/05	Election of Nominees	Management	Yes	For	For Management
				To approve 2005 stock incentive plan	Management	Yes	For	For Management
				To ratify Price Waterhouse Coopers as independent auditor for 2005	Management	Yes	For	For Management
Lyondell Chemical Company	LYO	552078107	5/5/05	Election of Nominees	Management	Yes	For	For Management
				To ratify Price Waterhouse Coopers as public accountant for 2005	Management	Yes	For	For Management
Boston Scientific Corp		101137107	5/10/05	Election Nominees	Management	Yes	For	For Management
				Ratify Ernst & Young as independent auditor	Management	Yes	For	For Management
				For majority voting on election of Directors	Shareholders	No	Against	For Management
Astoria Financial Corp	AF	046265104	5/18/05	Election of Nominees	Management	Yes	For	For Management
				Approval of re-designated, amended and restated 2005 stock incentive plan	Management	Yes	For	For Management
				To ratify KPMG as independent public accounting firm for 2005	Management	Yes	For	For Management
Cephalon, Inc	CEPH	156708109	5/18/05	Election of Nominees	Management	Yes	For	For Management
				Ratification of appointment of independent public account for 2005	Management	Yes	For	For Management
Urban Outfitters Inc	URBN	917047102	5/24/05	Election of Nominees	Management	Yes	For	For Management
				Amendment of stock incentive plan to add performance based requirements	Management	Yes	For	For Management
				Adoption of executive incentive plan	Management	Yes	For	For Management
Community Health Systems Inc	CYH	203668108	5/25/05	Election of Nominees	Management	Yes	For	For Management
				To approve amended and restated stock option and award plan	Management	Yes	For	For Management
				Ratify Deloitte & Touche as independent accountants for 2005	Management	Yes	For	For Management
				Stock Option Expensing	Shareholders	No	Against	For Management
Tsakos Energy Navigation	TNP	G9108L108	5/25/05	Election of Nominees	Management	Yes	For	For Management
				Approval of 2004 Financial statements and auditors report	Management	Yes	For	For Management
				Ratification of Ernst & Young, Athens as auditors	Management	Yes	For	For Management
				Increase of authorized share capital of the company	Management	Yes	For	For Management
				Authorization of the remuneration of directors	Management	Yes	For	For Management
Jones Lang Lasalle Inc	JLL	48020Q107	5/26/05	Election of Nominees	Management	Yes	For	For Management
				Ratification of KPMG as public accounting firm	Management	Yes	For	For Management
				To approve amendment to stock award and incentive plan to increase number of shares of common stock reversed for issuance under that plan	Management	Yes	For	For Management
				To approve proposal amending articles of incorporation to declassify the terms of members of the board of directors	Management	No	Against	For Management
Northern Dynasty Minerals	NAK	66510M204	7/4/05	Election of Nominees	Management	Yes	For	For Management
				To determine number of directors at 11	Management	Yes	For	For Management
				Appointment of De Visser Gray as auditor	Management	Yes	For	For Management
				To authorize directors to fix the auditors remuneration	Management	Yes	For	For Management
				To approve resolutions to remove pre-existing company provisions	Management	Yes	For	For Management
				To approve resolutions to adopt new articles	Management	Yes	For	For Management
				To increase share options plan	Management	Yes	For	For Management
				To transact other business as may properly come before the meeting	Management	Yes	For	For Management
Ishares S&P Global Energy Sect Index Fund	IXC	464287341	7/14/05	Election of Nominees	Management	Yes	For	For Management
				To approve modification or elimination of certain funds fundamental investment policies and restrictions: policy regarding senior securities	Management	Yes	For	For Management
				To approve the modification or elimination of certain funds fundamental investment policies and restrictions: policy regarding loans	Management	Yes	For	For Management
				To approve a change in classification of certain funds, investment objectives from fundamental investment policies to non-fundamental investment policies	Management	Yes	For	For Management
				To transact other business as may properly come before the special meeting or any adjournment thereof	Management	Yes	For	For Management
Ishares S&P Mid-Cap 400 Index Fund	IJH	464287507	7/14/05	Election of Nominees	Management	Yes	For	For Management
				To approve the modification or elimination of certain funds fundamental investment policies and restrictions: policy regarding senior securities	Management	Yes	For	For Management
				To approve the medication or elimination of certain funds fundamental investment policies and restrictions policy regarding loans	Management	Yes	For	For Management
				To approve a change in the classification of certain funds investment objectives from fundamental investment policies to non-fundamental investment policies	Management	Yes	For	For Management
				To transact other business as may properly come before the special meeting or any adjournment thereof	Management	Yes	For	For Management
Ishares Dow Jones US Util Sec Index	IDU	464287697	7/14/05	Election of Nominees	Management	Yes	For	For Management
				To approve the modification or elimination of certain funds fundamental investment policies and restrictions: policy regarding senior securities	Management	Yes	For	For Management
				To approve the medication or elimination of certain funds fundamental investment policies and restrictions policy regarding loans	Management	Yes	For	For Management
				To approve a change in the classification of certain funds investment objectives from fundamental investment policies to non-fundamental investment policies	Management	Yes	For	For Management
				To transact other business as may properly come before the special meeting or any adjournment thereof	Management	Yes	For	For Management
Satyam Computer Services Limited	SAY	804098101	7/22/05	Approval of audited balance sheet, audited profit, loss account, auditors report and directors report as of March 31, 2005	Management	Yes	For	For Management
				Approval to declare final dividend on equity shares as set forth in company’s notice of meeting	Management	Yes	For	For Management
				Approval to re-appoint Prof. Krishna G. Palepu as director	Managmenet	Yes	For	For Management
				Approval to appoint M/S Price Waterhouse as auditors	Management	Yes	For	For Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameritor Investment Fund

By (Signature and Title)* /s/ Jerome Kinney
           President

Date  August 26, 2005